Trade Receivables (Details) - Schedule of trade receivables - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Total	R$ 454	R$ 265
Credit card operators [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Total	184	75
Credit card operators with related parties [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Total	92	24
Sales ticket and payment slips [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Total	154	118
Trade receivables with related parties [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Total	13	31
Trade receivables with suppliers/payment slips [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Total	19	23
Trade Receivables [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Total	462	271
Provision for expected credit losses [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Total	R$ (8)	R$ (6)